Interest in joint operations (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Dec. 01, 2020	Jun. 30, 2020	Jun. 30, 2019
Statement of financial position
External non-current assets	R 287,292	R 255,579
Total assets	419,548	360,743
Shareholders' equity	193,197	152,471		R 155,917	R 223,109
Long-term liabilities	134,576	150,708
Total equity and liabilities	419,548	360,743
Joint Operations
Statement of financial position
External non-current assets	34,149	30,647
External current assets	1,357	4,872
Intercompany current assets	72	2
Total assets	35,578	35,521
Shareholders' equity	31,081	28,754
Long-term liabilities	2,454	2,522
Interest-bearing current liabilities	237	225
Non-interest-bearing current liabilities	1,201	2,607
Intercompany current liabilities	605	1,413
Total equity and liabilities	35,578	35,521
Capital commitments	R 952	R 717
Louisiana Integrated Polyethylene JV LLC
Joint operations
Interest in joint operation (as a percent)	50.00%	50.00%	50.00%
Statement of financial position
External non-current assets	R 30,554
External current assets	1,006
Intercompany current assets	60
Total assets	31,620
Shareholders' equity	30,785
Long-term liabilities	27
Interest-bearing current liabilities	44
Non-interest-bearing current liabilities	546
Intercompany current liabilities	218
Total equity and liabilities	R 31,620
Sasol Canada
Joint operations
Interest in joint operation (as a percent)		50.00%
Natref
Joint operations
Interest in joint operation (as a percent)	64.00%	64.00%
Statement of financial position
External non-current assets	R 3,595
External current assets	351
Intercompany current assets	12
Total assets	3,958
Shareholders' equity	296
Long-term liabilities	2,427
Interest-bearing current liabilities	193
Non-interest-bearing current liabilities	655
Intercompany current liabilities	387
Total equity and liabilities	R 3,958